Investments (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Schedule of Investments Classified as Amortized Cost

The following is a detail of such investments:

Fixed rate
Corporate debt securities	2020		2019
Acquisition cost	Ps.	658	Ps.	1,048
Accrued interest		4		4
Total fixed rate		662		1,052
Variable rate
Corporate debt securities
Acquisition cost		—		11,307
Accrued interest		—		7
Total variable rate		—		11,314
Total investments	Ps.	662	Ps.	12,366